UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment  [_] Amendment Number:
    This Amendment (Check only one.):             [_] is a restatement.
                                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:       David A. Lorber
     Address:    c/o FrontFour Capital Group LLC
                 68 Southfield Avenue
                 Two Stamford Landing, Suite 290
                 Stamford, CT 06902

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:  David A. Lorber
     Title: N/A
     Phone: 203-274-9050

Signature, Place, and Date of Signing:

            /s/ David A. Lorber, Stamford, CT, February 14, 2013

Report Type (Check only one.):

[_] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number         Name
    -----------------------      ---------------------------------------------

    28-                          FrontFour Capital Group LLC

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
                                           -------------

Form 13F Information Table Entry Total:            25
                                           -------------

Form 13F Information Table Value Total:       $16,608
                                           -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

      No.        Form 13F File Number        Names
    -----        --------------------        ----------------------
      1          28-                         Stephen Loukas

      2          28-                         Zachary George

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                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AMERICAN INTL GROUP INC       COM NEW        026874784       74     2,104 SH         OTHER        1, 2         0     2,104         0
ATLAS ENERGY LP               COM UNITS LP   04930A104      667    19,204 SH         OTHER        1, 2         0    19,204         0
BARNES & NOBLE INC            COM            067774109      410    27,187 SH         OTHER        1, 2         0    27,187         0
CEDAR FAIR L P                DEPOSITRY UNIT 150185106      547    16,363 SH         OTHER        1, 2         0    16,363         0
CHARTER COMMUNICATIONS INC D  CL A NEW       16117M305      315     4,130 SH         OTHER        1, 2         0     4,130         0
CHEMTURA CORP                 COM NEW        163893209      448    21,062 SH         OTHER        1, 2         0    21,062         0
CHESAPEAKE ENERGY CORP        COM            165167107      196    11,800 SH  PUT    OTHER        1, 2         0    11,800         0
E TRADE FINANCIAL CORP        COM NEW        269246401      382    42,700 SH         OTHER        1, 2         0    42,700         0
FERRO CORP                    COM            315405100      475   113,583 SH         OTHER        1, 2         0   113,583         0
FISHER COMMUNICATIONS INC     COM            337756209      660    24,469 SH         OTHER        1, 2         0    24,469         0
GRAPHIC PACKAGING HLDG CO     COM            388689101      220    34,100 SH         OTHER        1, 2         0    34,100         0
HI-CRUSH PARTNERS LP          COM UNIT LTD   428337109      342    22,635 SH         OTHER        1, 2         0    22,635         0
INERGY L P                    UNIT LTD PTNR  456615103      873    47,971 SH         OTHER        1, 2         0    47,971         0
ISHARES TR                    RUSSELL 2000   464287655    2,007    23,800 SH  PUT    OTHER        1, 2         0    23,800         0
MRC GLOBAL INC                COM            55345K103      474    17,050 SH         OTHER        1, 2         0    17,050         0
MUELLER WTR PRODS INC         COM SER A      624758108       39     6,982 SH         OTHER        1, 2         0     6,982         0
NORTH AMERN ENERGY PARTNERS   COM            656844107      583   171,431 SH         OTHER        1, 2         0   171,431         0
OFFICE DEPOT INC              COM            676220106      349   106,306 SH         OTHER        1, 2         0   106,306         0
PPG INDS INC                  COM            693506107      596     4,400 SH         OTHER        1, 2         0     4,400         0
PPG INDS INC                  COM            693506107    1,584    11,700 SH  CALL   OTHER        1, 2         0    11,700         0
SINCLAIR BROADCAST GROUP INC  CL A           829226109       88     6,943 SH         OTHER        1, 2         0     6,943         0
SIX FLAGS ENTMT CORP NEW      COM            83001A102      761    12,434 SH         OTHER        1, 2         0    12,434         0
SPDR S&P 500 ETF TR           TR UNIT        78462F103    3,888    27,300 SH  PUT    OTHER        1, 2         0    27,300         0
TW TELECOM INC                COM            87311L104      433    17,000 SH         OTHER        1, 2         0    17,000         0
WAUSAU PAPER CORP             COM            943315101      197    22,717 SH         OTHER        1, 2         0    22,717         0

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